Consolidated Balance Sheets (Current Period Unaudited ) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 3,023	$ 7,162	$ 122
Trade accounts receivable, net of allowance for doubtful accounts of $3, $11, and $0 respectively	431	64	241
Related party notes receivable			200
Prepaid expenses and other current assets	548	689	248
Total current assets	4,002	7,915	811
Property and equipment, net	265	161	162
Patents and trademarks, net	792	869	968
Other assets	28	28	52
Total assets	5,087	8,973	1,993
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	243	154	803
Accrued liabilities	704	248	457
Accrued dividends		222	571
Short-term debt			1,712
Deferred revenue			67
Convertible notes, net of debt discount of $0, $4,635, and $0 respectively	0	2,365
Embedded conversion feature liabilities on convertible notes		3,934
Total current liabilities	947	6,923	3,610
Warrant liabilities	4,481	2,766	0
Other long-term liabilities	856	856	609
Total liabilities	6,284	10,545	4,219
Convertible, redeemable Series A Preferred Stock, $0.001 par value; 10,000,000 shares authorized; 0, 506,936, and 1,299,151 shares issued and outstanding at September 30, 2013, December 31, 2012, and December 31, 2011 respectively		0	1
Common stock, $0.001 par value; 500,000,000 shares and 400,000,000 authorized at September 30, 2013 and December 31, 2012/2011, respectively; 373,040,523, 242,074,324, and 134,467,554 shares issued and outstanding at September 30, 2013, December 31, 2012, and December 31, 2011 respectively	373	242	130
Warrants	18,179	18,179	24,438
Additional paid-in capital	182,304	169,891	149,064
Accumulated deficit	(202,013)	(189,884)	(175,859)
Non-controlling interest in subsidiary	(40)
Total shareholders' deficit	(1,197)	(1,572)	(2,226)
Total liabilities and shareholders' deficit	$ 5,087	$ 8,973	$ 1,993